Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
Schedule of Company’s Subsidiaries

The Company’s subsidiaries are detailed in the table as follows:

Name	Background	Ownership %	Principal activity
NewGenivf Limited	● A Cayman Islands company ● Incorporated on 16 January, 2019	100%	Investment holding
FFPGS (HK) Limited	● A Hong Kong company ● Incorporated on December 19, 2019	100%	Marketing and administrative services
Well Image Limited	● A Hong Kong company ● Incorporated on July 11, 2008	100%	Investment holding
Med Holdings Limited (“Med Holdings”) (Note)	● A Thailand company ● Incorporated on January 21, 2015	49%*	Investment holding
First Fertility PGS Center Limited (“FFC”) (Note)	● A Thailand company ● Incorporated on March 6, 2014	74%	Provision of IVF treatment
First Fertility Phnom Penh Limited (“FFPP”)	● A Cambodia company ● Incorporated on August 10, 2015	100%	Provision of IVF treatment
Bi Clinic Ltd (“FFBi”)	● A Kyrgyzstan company ● Incorporated on December 16, 2021 ● Acquired on December 17, 2024	100%	Provision of IVF treatment, surrogacy and ancillary caring services
MicroSort Lab Services LLC	● A US company ● Incorporated on January 21, 2025	100%	Specialized applications, in provision of IVF treatment
Newgendigital Limited	● A BVI company ● Incorporated on June 16, 2025	100%	Investment Holding
NewGenProperty Limited	● A BVI company ● Incorporated on September 18, 2025	100%	Investment Holding
HyFi Innovations Limited	● A Hong Kong company ● Incorporated on October 20, 2025	100%	Tokenization Service
NewGenBiz Limited	● A BVI company ● Incorporated on January 13, 2026	100%	Investment Holding
NewGenOman Limited	● A BVI company ● Incorporated on February 2, 2025	100%	Investment Holding
Artsy Angel Charitable Foundation Limited (Former name: Alfred Siu Charitable Foundation Limited)	● A Hong Kong company ● Incorporated on February 27, 2026	100%	Charitable activities
Nodexus Limited	● A Hong Kong company ● Incorporated on July 16, 2026	100%	Specialized applications, in provision of IVF treatment